Related Party Transactions (Detail) ¥ in Millions, $ in Millions		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties, current		¥ 1,368	$ 215	¥ 726
Amounts due from related parties, non-current:
Amounts due from related parties, non-current		3,487	547	3,438
Amounts due to related parties, current:
Amounts due to related parties, current		1,764	277	1,324
Amounts due to related parties, non-current:
Amounts due to related parties, non-current		3,268	513	3,543
Related Party A [Member]
Amounts due from related parties, current:
Amounts due from related parties, current	[1]	22	3	22
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	37	6	50
Related Party B [Member]
Amounts due from related parties, current:
Amounts due from related parties, current	[3]	375	59	306
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[3]	3,405	534	3,398
Amounts due to related parties, current:
Amounts due to related parties, current	[4]	457	72	489
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[5]	3,139	493	3,216
Related Party E [Member]
Amounts due from related parties, current:
Amounts due from related parties, current	[6]	0		212
Related Party D [Member]
Amounts due from related parties, current:
Amounts due from related parties, current	[7]	514	81	0
Related Party F [Member]
Amounts due to related parties, current:
Amounts due to related parties, current	[8]	305	48	175
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[8]	128	20	325
Other Related Parties
Amounts due from related parties, current:
Amounts due from related parties, current	[9]	457	72	186
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[10]	82	13	40
Amounts due to related parties, current:
Amounts due to related parties, current	[11]	965	151	610
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[12]	¥ 1	$ 0	¥ 2

[1]	The balances mainly represent amounts arising from online marketing services, cloud services and other services the Company provided to Related Party A.
[2]	The balances mainly represent amounts arising from deferred revenue relating to the future online marketing services and other services to be provided by the Company to Related Party A and business trip services provided by Related Party A.
[3]	The balances represent non-trade long-term loans due from Related Party B with interest rates ranging from 0.00% to 0.50%, and amounts arising from services the Company provided to Related Party B.
[4]	The balance represents amount due to Related Party B arising from services provided by Related Party B to the Company in the ordinary course of business and non-trade loans provided by Related Party B with interest rates of nil.
[5]	The balances mainly represent non-trade interest-free long-term loans provided by Related Party B.
[6]	The balances mainly represent amounts arising from services including online marketing services and cloud services the Company provided to Related Party E. Related Party E ceases to be a related party from February 2021 as the Company does not have significant influence over Related Party E after its public listing.
[7]	The balance mainly represents online marketing services provided to Related Party D.
[8]	The balances mainly represent deferred revenue relating to the future services to be provided by the Company to Related Party F which is an equity method investment investee.
[9]	The balances mainly represent amounts arising from cloud services and other services the Company provided to its investees in ordinary course of business.
[10]	The balance consists of amount due from the Company’s investees in the ordinary course of business.
[11]	The balances mainly represent amounts arising from services including advertising services and licensing of content assets provided by the Company’s investees and non-trade amounts payable for acquiring the equity interest of the Company’s investees.
[12]	The balance mainly represents deferred revenue relating to the future services to be provided by the Company to investees.